Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash	$ 415,839,000		$ 186,225,000
Cash equivalents	0	$ 0	0	$ 0
Restricted cash	1,835,000	1,845,000	1,835,000	2,103,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Total	$ 417,674,000	$ 330,908,000	$ 188,060,000	$ 266,582,000	$ 408,531,000	$ 169,248,000